Share-based compensation - Fair value measurement (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 USD ($) Y $ / shares
NL & US
Share-based compensation
Expected annual volatility	83.90%
Expected life, years | Y	6.08
Weighted average grant date fair value | $	$ 4.01
NL & US | Bottom of range
Share-based compensation
Fair value of the common share	$ 1.71
Exercise price	$ 2.34
Risk-free interest rate	1.65%
NL & US | Top of range
Share-based compensation
Fair value of the common share	$ 3.91
Exercise price	$ 5.50
Risk-free interest rate	3.78%
NL
Share-based compensation
Expected annual volatility		80.10%
Expected life, years | Y		6.08	3.92
Exercise price			$ 0
Risk-free interest rate			0.62%
Weighted average grant date fair value | $		$ 3.61	$ 2.71
NL | Bottom of range
Share-based compensation
Expected annual volatility			75.50%
Fair value of the common share		$ 3.42	$ 2.10
Exercise price		$ 5.10
Risk-free interest rate		0.30%
NL | Top of range
Share-based compensation
Expected annual volatility			90.00%
Fair value of the common share		$ 5.23	$ 2.76
Exercise price		$ 7.77
Risk-free interest rate		0.53%
US
Share-based compensation
Expected annual volatility		80.10%
Expected life, years | Y		6.08
Weighted average grant date fair value | $		$ 5.95
US | Bottom of range
Share-based compensation
Fair value of the common share		$ 3.12
Exercise price		$ 5.10
Risk-free interest rate		0.94%
US | Top of range
Share-based compensation
Fair value of the common share		$ 8.71
Exercise price		$ 15.00
Risk-free interest rate		1.34%